Basic and diluted loss per share - Summary of Earnings Per Share (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [line items]
Net Loss	€ (29,731,073)	€ (21,897,873)	€ (57,749,829)	€ (44,528,822)
Weighted average number of ordinary shares outstanding	53,939,597	34,556,017	53,843,789	34,191,993
Basic loss per share	€ (0.55)	€ (0.63)	€ (1.07)	€ (1.3)
Diluted loss per share	€ (0.55)	€ (0.63)	€ (1.07)	€ (1.3)